SCHEDULE OF STOCK OPTION (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of shares, outstanding at beginning	2,022	3,222	1,589
Weighted average exercise price, outstanding at beginning	$ 857.55	$ 555.75	$ 1,185
Weighted average grant date fair value, outstanding at beginning	$ 1,158.30	$ 672.30	$ 1,552.50
Weighted average remaining contractual term, outstanding balance	2 years 7 months 6 days	3 years 4 months 24 days	4 years 1 month 6 days	5 years 3 months 18 days
Aggregate intrinsic value, outstanding at beginning			$ 34,333
Number of shares, granted			1,700
Weighted average exercise price, granted			$ 46.05
Weighted average grant date fair value, granted			$ 38.70
Number of shares, forfeited	(484)	(1,200)	(67)
Weighted average exercise price, forfeited	$ 590.25	$ 46.05	$ 2,625
Weighted average grant date fair value, forfeited	$ 810.30	$ 38.70	$ 2,107.50
Number of shares, outstanding at end	1,538	2,022	3,222	1,589
Weighted average exercise price, outstanding at end	$ 941.55	$ 857.55	$ 555.75	$ 1,185
Weighted average grant date fair value, outstanding at end	$ 1,267.65	$ 1,158.30	$ 672.30	$ 1,552.50
Exercisable shares at end	1,477	1,712
Exercisable weighted average price at end	$ 979.50	$ 966.75
Weighted average grant date fair value, exercisable	$ 1,319.70	$ 1,330.80
Weighted average remaining contractual term, exercisable	2 years 2 months 12 days	2 years 10 months 24 days
Aggregate intrinsic value, outstanding at end				$ 34,333
Aggregate intrinsic value, exercisable